Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 29, 2013 Nissan [Member]	Dec. 31, 2013 Nissan [Member]	Dec. 31, 2013 Network software [Member]	Dec. 31, 2012 Network software [Member]	Dec. 31, 2013 Non network software [Member]	Dec. 31, 2012 Non network software [Member]	Dec. 31, 2013 Automobile [Member]	Dec. 31, 2012 Automobile [Member]	Dec. 31, 2013 EV Charging Stations [Member]	Dec. 31, 2012 EV Charging Stations [Member]	Dec. 31, 2013 Office and Computer Equipment [Member]	Dec. 31, 2012 Office and Computer Equipment [Member]	Dec. 31, 2013 Machinery and Equipment [Member]	Dec. 31, 2012 Machinery and Equipment [Member]
Summary of Significant Accounting Policies (Textual)
Accumulated deficit	$ (45,909,542)	$ (18,940,427)
EV charging stations outstanding											1,135,000	218,000
Depreciation	1,272,586								24,370	15,292	2,457,000		16,779	11,794	10,465	0
General and administrative expense	4,477,074	2,321,197										234,364
Amortization expense					38,316	0	27,199	0
Deferred revenue recognized amount			$ 782,880	$ 1,359
Net-cash settlement of the derivative instrument expected	Within 12 months